Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Line Items]
Statutory tax rate in Israel	23.00%	23.00%	23.00%
Carry forward loss subject to limitation, description	carry forward loss is subject to the 382 limitation and has no expiration date.
Valuation allowance	$ 39,876	$ 32,594
Change in valuation allowance	$ 7,282	1,042	$ 340
Tax benefit rate			50.00%
Israel Tax Authority [Member]
Income Taxes [Line Items]
Statutory tax rate in Israel	23.00%
Carry forward loss	$ 119,000,000	$ 116,000,000	$ 99,000,000
Internal Revenue Service (IRS) [Member]
Income Taxes [Line Items]
Statutory tax rate in Israel	21.00%
California Franchise Tax Board [Member]
Income Taxes [Line Items]
Carry forward loss	$ 4,000,000
State tax rate	8.84%
Texas State Tax Authority [Member]
Income Taxes [Line Items]
State tax rate	0.75%
Texas State Tax Authority [Member]
Income Taxes [Line Items]
State tax rate	4.25%
National Tax Agency, Japan [Member]
Income Taxes [Line Items]
Statutory tax rate in Israel	36.00%
Federal Ministry of Finance, Germany [Member]
Income Taxes [Line Items]
Statutory tax rate in Israel	30.00%
State Administration of Taxation, China [Member]
Income Taxes [Line Items]
Statutory tax rate in Israel	5.00%